Cash and Cash Equivalents, Short Term Deposits and Restricted Cash - Schedule of Cash and Cash Equivalents, Short Term Deposits and Restricted Cash Denominated (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Cash and Cash Equivalents, Short Term Deposits and Restricted Cash Denominated [Line Items]
Cash and cash equivalents	$ 8,823	$ 9,535
USD [Member]
Schedule of Cash and Cash Equivalents, Short Term Deposits and Restricted Cash Denominated [Line Items]
Cash and cash equivalents	7,572	7,814
NIS [Member]
Schedule of Cash and Cash Equivalents, Short Term Deposits and Restricted Cash Denominated [Line Items]
Cash and cash equivalents	1,220	1,510
GBP [Member]
Schedule of Cash and Cash Equivalents, Short Term Deposits and Restricted Cash Denominated [Line Items]
Cash and cash equivalents		167
Other currencies [Member]
Schedule of Cash and Cash Equivalents, Short Term Deposits and Restricted Cash Denominated [Line Items]
Cash and cash equivalents	$ 31	$ 44